Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Compensation Committee approves all equity awards. It is the Compensation Committee’s practice not to grant equity awards (including stock options) when in possession of material non-public information. Accordingly, the Compensation Committee generally meets to approve equity awards once per quarter during the open trading window as defined in the Insider Trading Policy. If in possession of material non-public information during an open trading window and equity awards are to be granted, the Compensation Committee’s practice is to wait to grant equity awards (including stock options) until such material nonpublic information has been fully disclosed and widely disseminated to the public and at least two trading days have passed after such material nonpublic information has been disclosed.

The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2024, none of the NEOs were granted stock options.

Award Timing Method	The Compensation Committee approves all equity awards. It is the Compensation Committee’s practice not to grant equity awards (including stock options) when in possession of material non-public information.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Accordingly, the Compensation Committee generally meets to approve equity awards once per quarter during the open trading window as defined in the Insider Trading Policy. If in possession of material non-public information during an open trading window and equity awards are to be granted, the Compensation Committee’s practice is to wait to grant equity awards (including stock options) until such material nonpublic information has been fully disclosed and widely disseminated to the public and at least two trading days have passed after such material nonpublic information has been disclosed.

The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2024, none of the NEOs were granted stock options.

MNPI Disclosure Timed for Compensation Value	false